UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07109

Morgan Stanley Insured Municipal Securities

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices) (Zip code)

Ronald E. Robison

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-296-6990

Date of fiscal year end: October 31, 2008

Date of reporting period: January 31, 2008

Item 1. Schedule of Investments.

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Insured Municipal Securities

Portfolio of Investments January 31, 2008 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE

	Tax-Exempt Municipal Bonds (99.0%)
	Alaska (1.4%)
$1,350	Alaska Industrial Development & Export Authority, Lake Dorothy Hydroelectric Ser 2006 (AMT) (AMBAC Insd)	5.25%	12/01/26	$1,372,599
	Arizona (1.6%)
1,500	Phoenix Civic Improvement Corporation, Arizona, Sr Lien Airport Ser 2002 B (AMT) (FGIC Insd)	5.75	07/01/18	1,580,115
	California (17.1%)
1,000	California, Ser 2007 (MBIA Insd)	4.25	08/01/33	916,160
2,000	Golden State Tobacco Securitization Corporation, California, Enhanced Asset Backed Ser 2005 A (FGIC Insd)	5.00	06/01/38	1,982,880
2,000	Huntington Beach Union High School District, California, Ser 2004 (FSA Insd)	5.00	08/01/26	2,108,920
160	Los Angeles Community Redevelopment Agency, California, Refg Ser 1994 A (AMBAC Insd)	6.55	01/01/27	160,219
1,000	Los Angeles Department of Water & Power, California, Water 2004 Ser C (MBIA Insd)	5.00	07/01/25	1,042,270
1,000	Sacramento County Sanitation District’s Financing Authority, California, Ser 2006 (FGIC Insd)	5.00	12/01/28	1,040,360
1,000	San Francisco City & County, City Buildings Ser 2007 A COPs (FGIC Insd)	4.50	09/01/37	916,670
1,000	San Francisco City & County, Laguna Honda Hospital Ser 2005 I (FSA Insd)*	5.00	06/15/30	1,037,195
3,500	Southern California Public Power Authority, Mangolia Power Ser A 2003 (AMBAC Insd)	5.00	07/01/21	3,726,310
2,000	University of California, Ser 2007-J (FSA Insd)	4.50	05/15/31	1,984,180
2,000	University of California, Ser 2007-J (FSA Insd)	4.50	05/15/35	1,967,440
				16,882,604
	Colorado (4.4%)
1,200	Arkansas River Power Authority, Colorado, Power Ser 2006 (XLCA Insd)	5.25	10/01/40	1,215,924
3,000	Denver City & County, Colorado, Airport Refg Ser 2000 A (AMT) (AMBAC Insd)	6.00	11/15/18	3,131,250
				4,347,174
	District of Columbia (3.1%)
2,000	District of Columbia, National Academy of Sciences Ser 1999 A (AMBAC Insd)	5.00	01/01/19	2,069,680
1,000	Metropolitan Washington Airports Authority, District of Columbia & Virginia, Ser 2004 C-1 (AMT) (FSA Insd) #	5.00	10/01/20	1,042,620
				3,112,300
	Florida (10.1%)
2,000	Broward County Educational Facilities Authority, Florida, Nova Southeastern University Ser 2006 (AGC Insd)	5.00	04/01/31	2,064,140
4,000	Broward County School Board, Florida, Ser 2001 A COPs (FSA Insd)	5.00	07/01/26	4,089,600
2,000	Florida Department of Environmental Protection, Preservation 2000 Ser 1999 A (FGIC Insd)	5.25	07/01/13	2,089,060
1,700	Jacksonville, Florida, Excise Tax Refg Ser 2002 (AMT) (MBIA Insd)	5.25	10/01/20	1,783,147
				10,025,947
	Hawaii (5.2%)
3,000	Hawaii Department of Budget & Finance, Hawaiian Electric Co Inc Refg Ser 2003 B (AMT) (XLCA Insd)	5.00	12/01/22	3,033,810
2,000	Honolulu City & County, Hawaii, Ser 2003 A (MBIA Insd)*	5.25	03/01/26	2,115,790
				5,149,600
	Illinois (8.7%)
2,000	Chicago, Illinois, O’Hare Int’l Airport Passenger Fee Ser 2001 A (AMT) (AMBAC Insd)	5.375	01/01/32	2,018,300
730	DuPage County Community Unit School District 200, Illinois, Wheaton Warrenville Ser 2003 C (FSA Insd)	5.25	10/01/22	786,363
3,000	Illinois, First Ser 2002 (MBIA Insd)	5.375	07/01/21	3,245,490
2,500	Metropolitan Pier & Explosion Authority, Illinois, McCormick Place Ser 2002 A (MBIA Insd)	5.25	06/15/42	2,565,075
				8,615,228
	Kansas (1.1%)
1,000	Kansas Development Finance Authority, Public Water Supply Ser 2000-2 (AMBAC Insd)	5.50	04/01/21	1,057,640
	Massachusetts (3.1%)
2,750	Massachusetts Development Finance Agency, SEMASS Ser 2001 A (MBIA Insd)	5.625	01/01/16	3,029,620
	Michigan (2.0%)
2,000	Detroit, Michigan, Water Supply Sr Lien Ser 2001 A (FGIC Insd)	5.00	07/01/30	2,022,120
	New Jersey (3.1%)
3,000	New Jersey Turnpike Authority, Ser 2003 A (FGIC Insd)	5.00	01/01/27	3,077,070
	New York (13.2%)
4,000	Hudson Yards Infrastructure Corporation, 2007 Ser A (MBIA Insd)	4.50	02/15/47	3,819,680
2,000	Metropolitan Transportation Authority, New York, State Service Contract Ser 2002 A (MBIA Insd)	5.50	01/01/19	2,178,120
3,000	New York City Health & Hospitals Corporation, New York, Health 2003 Ser B (AMBAC Insd)+	5.25	02/15/21	3,183,600
1,000	New York City Municipal Water Finance Authority, New York, 2005 Ser C (MBIA Insd)	5.00	06/15/27	1,045,380
2,600	New York State Dormitory Authority, Hospital - FHA Insured Mtge 2004 Ser A (FSA Insd)	5.25	08/15/19	2,833,064
				13,059,844
	Ohio (2.1%)
2,000	Toledo, Ohio, Waterworks Impr & Refg Ser 1999 (FGIC Insd)	4.75	11/15/17	2,102,680
	Oregon (1.2%)
1,120	Oregon State Department of Administrative Services, Ser 2005 B COPs (FGIC Insd)	5.00	11/01/22	1,173,771
	Pennsylvania (1.0%)
1,000	Pennsylvania Turnpike Commission, Ser A 2004 (AMBAC Insd)	5.00	12/01/34	1,021,400
	South Carolina (3.2%)
3,000	South Carolina Public Service Authority, Santee Cooper 2003 Refg Ser A (AMBAC Insd)	5.00	01/01/21	3,194,910
	Texas (10.7%)
2,335	Dallas Area Rapid Transit, Ser 2001 (AMBAC Insd)	5.00	12/01/11 **	2,546,598
665	Dallas Area Rapid Transit, Ser 2001 (AMBAC Insd)	5.00	12/01/26	680,142
40	Harris County Hospital District Refg Sr Lien Ser 2007 A Revenue (MBIA Insd)	5.00	02/15/11	42,564
2,000	Houston, Texas, Combined Utility First Lien Refg 2004 Ser A (FGIC Insd)	5.25	05/15/23	2,103,020
2,000	Houston, Texas, Water & Sewer Jr Lien Refg Ser 2001 A (FSA Insd)	5.50	12/01/16	2,201,260
2,000	San Antonio, Texas, Water & Refg Ser 2002 (FSA Insd)	5.00	05/15/28	2,049,840
950	San Antonio, Texas, Water & Refg Ser 2002 A (FSA Insd)	5.00	05/15/32	971,442
				10,594,866
	Washington (5.2%)
1,000	Cowlitz County, Public Utility District # 1, Washington, Production Ser 2006 (MBIA Insd)	5.00	09/01/31	1,005,160
2,000	King County, Washington, Sewer Refg 2001 (FGIC Insd)	5.125	01/01/20	2,125,080
2,010	Port of Seattle, Washington, Passenger Facility Ser 1998 A (MBIA Insd)*	5.00	12/01/23	2,033,280
				5,163,520
	Wisconsin (1.5%)
1,475	Wisconsin Public Power Inc, Power Supply Ser 2005 A (AMBAC Insd)	5.00	07/01/37	1,476,298
	Total Tax-Exempt Municipal Bonds
	(Cost $94,581,292)			98,059,306

NUMBER OF SHARES (000)
	Short-Term Investment (a) (3.7%)
	Investment Company
3,620	Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio - Institutional Class
	(Cost $3,619,915)			3,619,915
	Total Investments
	(Cost $98,201,207)			101,679,221
PRINCIPAL AMOUNT IN THOUSANDS
	Floating Rate Notes Related to Securities Held (-3.6%)
$(4,510)	Notes with interest rates ranging from 2.53% to 3.78% at January 31, 2008 and contractual maturities of collateral ranging from 12/01/23 to 06/15/30 ++ (b)
	(Cost ($3,547,195))			(3,547,195)
	Total Net Investments
	(Cost $94,654,012) (c) (d)		99.1%	98,132,026
	Other Assets in Excess of Liabilities		0.9	880,623
	Net Assets		100.0%	$99,012,649

Note: The categories of investments are shown as a percentage of net assets applicable to common shareholders.

AMT	Alternative Minimum Tax.
COPs	Certificates of Participation.
+	A portion of this security has been physically segregated in connection with open futures contracts in the amount of $78,906.
++	Floating rate note obligations related to securities held. The interest rate shown reflects the rate in effect at January 31, 2008.
*	Underlying security related to inverse floater entered into by the Trust.
**	Prerefunded to call date shown.
#	Joint exemption in locations shown.
(a)	The Fund invests in Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio - Institutional
Class, an open-end management investment company managed by the Investment Adviser.
Investment Advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Tax-Exempt
Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley
Institutional Liquidity Tax-Exempt Portfolio - Institutional Class. Income distributions earned by the Fund totaled $27,255, for the period ended January 31, 2008.
(b)	Floating Rate Note Obligations Related to Securities Held – The Trust enters into transactions in which it transfers to Dealer Trusts (“Dealer Trusts”), fixed rate bonds in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate investments. The Dealer Trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interest in the bonds.
The Trust enters into shortfall agreements with the Dealer Trusts which commit the Trust to pay the Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer Trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the
Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts. The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as
Trust liabilities. The notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. At January 31, 2008, Trust investments with a value of $5,186,265 are held by the
Dealer Trusts and serve as collateral for the $3,547,195 in floating rate note obligations outstanding at that date.
(c)	Securities have been designated as collateral in an amount equal to $24,180,711 in connection with open futures contracts.
(d)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Bond Insurance:
AGC	Assured Guaranty Corporation.
AMBAC	AMBAC Assurance Corporation.
FGIC	Financial Guaranty Insurance Company.
FSA	Financial Security Assurance Inc.
MBIA	Municipal Bond Investors Assurance Corporation.
XLCA	XL Capital Assurance Inc.

Futures Contracts Open at January 31, 2008:

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
50	Long	U.S. Treasury Notes 2 Year,	$10,660,938	$86,340
		March 2008
12	Long	U.S. Treasury Bonds 20 Year,	1,431,750	10,884
		March 2008
240	Long	Swap 10 Year,	27,318,751	660,146
		March 2008
29	Short	U.S. Treasury Notes 5 Year,	(3,277,000)	(74,733)
		March 2008
211	Short	U.S. Treasury Notes 10 Year,	(24,627,656)	(384,929)
		March 2008
		Net Unrealized Appreciation		$297,708

Item 2. Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust’s in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Insured Municipal Securities
/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
March 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
March 20, 2008
/s/ Francis Smith
Francis Smith
Principal Financial Officer
March 20, 2008

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Exhibit 3 A1

CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.	I have reviewed this report on Form N-Q of Morgan Stanley Insured Municipal Securities;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.

The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

(a)

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Omitted;
(c)

Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)

Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: March 20, 2008

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer

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Exhibit 3 A2

CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.	I have reviewed this report on Form N-Q of Morgan Stanley Insured Municipal Securities;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.

The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

(a)

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Omitted;
(c)

Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)

Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: March 20, 2008

/s/ Francis Smith
Francis Smith
Principal Financial Officer

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